Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Accounting Policies [Abstract]
Balance sheet items, except for equity accounts	6.7111	6.2807	6.8912
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	6.7138	6.6269	6.7304